Long-term Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Long-term Inventories
Work in progress		$ 666
Finished goods	2,648	2,115
Total	$ 2,648	$ 2,781